Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000237259 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.75%	15.29%	13.08%
C000238839 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.27%	10.87%	6.81%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.05%	12.86%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	14.14%	12.15%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	7.07%	6.23%